SCHEDULE OF DERIVATIVE WARRANT LIABILITY (Details)											12 Months Ended
	Feb. 25, 2025 $ / shares	Jan. 06, 2025 $ / shares	Jan. 03, 2025 $ / shares	Sep. 03, 2024 $ / shares	Aug. 29, 2024 $ / shares	May 21, 2024 $ / shares	May 17, 2024 $ / shares	Apr. 09, 2024 $ / shares	Apr. 01, 2024 $ / shares	Jan. 16, 2024 $ / shares	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares
IfrsStatementLineItems [Line Items]
Share Price										$ 0.57
Risk free interest rate										3.40%
Expected dividend										0.00%
Expected volatility										108.75%
Derivative warrant liability [member]
IfrsStatementLineItems [Line Items]
Share Price | (per share)	$ 5.28	$ 7.41	$ 7.94	$ 8.5	$ 8.3	$ 1.25	$ 1.1107	$ 1.06	$ 1.43		$ 0.34	$ 7.95
Exercise Price | (per share)	$ 8.1782	$ 8.1782	$ 8.1782	$ 8.1782	$ 8.1782	$ 1.3643	$ 1.3643	$ 1.3643	$ 1.3643		$ 380	$ 8.1782
Expected life	4 years 18 days	4 years 2 months 8 days	4 years 2 months 8 days	4 years 6 months 10 days	4 years 6 months 15 days	4 years 9 months 24 days	4 years 9 months 28 days	4 years 11 months 5 days	4 years 11 months 13 days
Risk free interest rate	4.10%	4.37%	4.37%	3.66%	3.69%	4.45%	4.46%	4.38%	4.35%		3.66%	4.34%
Expected dividend	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%		0.00%	0.00%
Expected volatility	95.00%	95.00%	95.00%	99.86%	100.03%	107.25%	107.28%	102.26%	100.90%		95.00%	95.00%
Early exercise threshold | (per share)	$ 12.2673	$ 12.2673	$ 12.2673	$ 12.2673	$ 12.2673	$ 2.0465	$ 2.0465	$ 2.0465	$ 2.0465		$ 570	$ 12.2673
Derivative warrant liability [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected life											3 years 2 months 12 days	1 year 8 months 12 days
Derivative warrant liability [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Expected life											4 years 3 months 7 days	4 years 2 months 12 days